Average Annual Total Returns - Prospectus-Investor Class - Payden Absolute Return Bond Fund	Feb. 28, 2021
ICEBofAUSDollar1MonthDepositOfferedRateConstantMaturityIndex [Member]
Average Annual Return:
1 Year	0.66%
5 Years	1.30%
Since Inception	1.09%
Inception Date	Nov. 06, 2014
BloombergBarclaysUSTreasuryBills1MonthIndex [Member]
Average Annual Return:
1 Year	0.31%
5 Years	0.73%
Since Inception	0.60%
Inception Date	Nov. 06, 2014
Investor Class
Average Annual Return:
1 Year	2.81%
5 Years	3.28%
Since Inception	2.78%
Inception Date	Nov. 06, 2014
Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	1.74%
5 Years	2.07%
Since Inception	1.64%
Inception Date	Nov. 06, 2014
Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.64%
5 Years	1.98%
Since Inception	1.62%
Inception Date	Nov. 06, 2014